Notes and Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Notes and Accounts Receivable

	December 31
	2011	2012
	US$	US$
Notes receivable	1,176	807
Trade accounts receivable	42,968	39,531

	44,144	40,338
Allowance for doubtful accounts	(2,648)	(1,634)
Allowance for sales returns and discounts	(2,709)	(1,919)

	38,787	36,785

Changes in Allowances

The changes in the allowances are summarized as follows:

	Year Ended December 31
	2010	2011	2012
	US$	US$	US$
Allowances for doubtful accounts
Balance, beginning of year	3,290	3,118	2,648
Additions (reversals) charged to expense	(45)	(469)	(663)
Write-offs	(127)	(1)	(351)

Balance, end of year	3,118	2,648	1,634

	Year Ended December 31
	2010	2011	2012
	US$	US$	US$
Allowances for sales returns and discounts
Balance, beginning of year	1,813	2,057	2,709
Additions	2,742	3,982	297
Write-offs	(2,498)	(3,330)	(1,087)

Balance, end of year	2,057	2,709	1,919